Earnings Per Share - Schedule of Computation of Basic and Diluted Earnings (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Jan. 02, 2016	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Oct. 01, 2016	Sep. 26, 2015	Jan. 02, 2016	Dec. 27, 2014	Dec. 28, 2013
Numerator:
Net income (loss)	$ (9,945)	$ 5,387	$ 164,961	$ 7,115	$ 47,846	$ (36,871)	$ (18,665)	$ (65,224)	$ 132,930	$ 177,463	$ 167,518	$ (72,914)	$ (57,206)
Denominator:
Weighted-average common shares outstanding									193,269,252	169,583,156	169,560,616	169,467,651	169,634,649
Dilutive effect of Share-based awards									3,536,738	1,298,645	1,500,104
Weighted-average dilutive shares outstanding									196,805,990	170,881,801	171,060,720	169,467,651	169,634,649
Basic income per share									$ 0.69	$ 1.05	$ 0.99	$ (0.43)	$ (0.34)
Diluted income per share									$ 0.68	$ 1.04	$ 0.98	$ (0.43)	$ (0.34)